OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 25, 2010

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Panorama Series Fund, Inc.
     Post-Effective Amendment No. 43 under the Securities Act
     and Amendment No. 42 under the Investment Company Act
     File Nos. 2-73969; 811-3255

To the Securities and Exchange Commission:

      On behalf of Panorama Series Fund, Inc. (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 43 to the Registration Statement under the Securities Act and Amendment No. 42 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Commission Release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes.

We anticipate that an amendment to the Registration Statement will be filed on or about April 30, 2010, including (i) audited financial statements for the Registrant’s fiscal year ended December 31, 2009; (ii) responses to any comments of the Commission staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on April 30, 2010, as indicated on the facing page of this Amendment.

In order to expedite review and achieve consistency in how we address the disclosure requirements of Commission Release 33-8998 we request that you address any comments on this filing to the undersigned:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

                                                         Very truly yours,

                                                          /s/ Mitchell Lindauer

                                                          Mitchell Lindauer

                                                          Vice President and Assistant General Counsel

                                                          Tel.: 212.323.0254

                                                          Fax: 212.323.4070

                                                          mlindauer@oppenheimerfunds.com

Attachments

cc:     K&L Gates LLP

          KPMG LLP

          Gloria LaFond

   Nancy S. Vann